As filed with the Securities and Exchange Commission on September 30, 2005
                                   Registration Nos. 333-30180; 811-05626
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                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 24                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       James A. Shuchart, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3563

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on October 30, 2005 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.


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The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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

                            EXPLANATORY NOTE

The purpose of this Post-Effective Amendment No. 24 is to prevent Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-30180) filed on August 5, 2005 from automatically going effective on October 3, 2005. We have received comments on the prospectus contained in Post-Effective Amendment No. 23 from the staff, and we are currently working to address those comments.

                            PART A, B and C

Parts A and C of this Post-Effective Amendment No. 24 incorporate by reference Parts A and C of Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-30180) as filed electronically on August 5, 2005.
Part B of this Post-Effective Amendment No. 24 incorporates by reference Part B of Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-30180), as filed on April 20, 2005.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania on the 30th day of September, 2005.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)


                                 By:
                                     --------------------
                                     Harry Stout*
                                     President (principle executive officer)



    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor


As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on September 30, 2005.



Signature                     Title
---------                     -----

                             President
--------------------         (principle executive officer)
Harry Stout*


--------------------         Chief Accounting Officer
Roger W. Fisher*



   DIRECTORS


----------------------       Chief Financial Officer
David A. Wheat*


----------------------
Jacques de Vaucleroy*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Catherine H. Smith*



     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.